Expense Example {- Fidelity Freedom Blend 2045 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-04 - Fidelity Freedom Blend 2045 Fund - Fidelity Freedom Blend 2045 Fund - Retail	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 55
3 years	173
5 years	302
10 years	$ 673